UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-01485

Exact name of registrant as specified in charter:	Delaware Group® Equity Funds III

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	June 30

Date of reporting period:	September 30, 2008

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware American Services Fund

September 30, 2008

	Number of
	Shares	Value
Common Stock – 95.53%
Basic Industry/Capital Goods – 8.48%
*Dynamic Materials	197,400	$4,581,654
*†Fuel Tech	145,800	2,637,522
ITT	77,300	4,298,653
Praxair	67,400	4,835,276
Precision Castparts	69,900	5,506,722
		21,859,827
Business Services – 17.21%
*†Concur Technologies	137,000	5,241,620
*†Data Domain	197,100	4,389,417
Dun & Bradstreet	25,400	2,396,744
*†Equinix	50,700	3,521,622
†F5 Networks	134,500	3,144,610
†Fiserv	115,000	5,441,800
†Geo Group	255,900	5,171,739
†Google Class A	4,400	1,762,288
#Muni Funding of America 144A	400,000	2,000,000
*†Omniture	235,200	4,318,272
†Vocus	73,300	2,489,268
†Yahoo	261,300	4,520,490
		44,397,870
Consumer Durables – 1.72%
†LKQ	261,600	4,439,352
		4,439,352
Consumer Non-Durables – 13.11%
*Flowers Foods	299,100	8,781,576
*Guess	149,300	5,194,147
†Gymboree	69,500	2,467,250
*†lululemon athletica	162,700	3,746,981
*†Under Armour Class A	41,700	1,324,392
*†Urban Outfitters	385,600	12,289,072
		33,803,418
Consumer Services – 7.23%
*†Amazon.com	123,000	8,949,480
*Burger King	144,000	3,536,640
*†Dish Network Class A	154,300	3,240,300
International Game Technology	170,700	2,932,626
		18,659,046
Energy – 9.39%
†Nabors Industries	120,100	2,992,892
†National Oilwell Varco	138,400	6,951,832
Schlumberger	76,100	5,942,649
Smith International	69,000	4,046,160
*†Willbros Group	161,300	4,274,450
		24,207,983
Financials – 11.55%
*†Affiliated Managers Group	41,600	3,446,560
*Apollo Investment	269,273	4,591,105
Bank of America	105,300	3,685,500
Citigroup	146,400	3,002,664
Hartford Financial Services Group	80,400	3,295,596

JPMorgan Chase	98,300	4,590,610
MetLife	101,000	5,656,000
*NYSE Euronext	38,900	1,524,102
		29,792,137
Health Care – 20.28%
†Biogen Idec	169,300	8,514,097
†Celera	110,600	1,708,770
*Healthcare Services Group	301,800	5,519,922
*Perrigo	142,300	5,472,858
Quest Diagnostics	167,900	8,675,393
*†ResMed	117,700	5,061,100
UnitedHealth Group	352,100	8,939,818
†WellPoint	179,700	8,404,569
		52,296,527
Technology – 1.68%
†American Tower Class A	120,300	4,327,191
		4,327,191
Transportation – 4.88%
*Hunt (J.B.) Transport Services	211,500	7,057,755
*Knight Transportation	326,400	5,539,008
		12,596,763
Total Common Stock (cost $266,513,644)		246,380,114
	Principal
	Amount
≠Discount Note – 0.21%
Federal Home Loan Bank 0.10% 10/1/08	$542,233	542,233
Total Discount Note (cost $542,233)		542,233

Repurchase Agreement** – 3.01%
BNP Paribas 0.15%, dated 9/30/08, to be
repurchased on 10/1/08, repurchase price $7,759,811
(collateralized by U.S. Government obligations,
4.875% 8/15/09; with market value $7,919,578)	7,759,779	7,759,779
Total Repurchase Agreement (cost $7,759,779)		7,759,779

Total Value of Securities Before Securities Lending Collateral – 98.75%
(cost $274,815,656)		254,682,126
	Number of
	Shares
Securities Lending Collateral*** – 17.52%
Investment Companies
Mellon GSL DBT II Collateral Fund	45,167,953	45,167,953
Total Securities Lending Collateral (cost $45,167,953)		45,167,953

Total Value of Securities – 116.27%
(cost $319,983,609)		299,850,079	©

Obligation to Return Securities Lending Collateral*** – (17.52%)		(45,167,953)
Receivables and Other Assets Net of Liabilities (See Notes) – 1.25%		3,215,459
Net Assets Applicable to 20,121,102 Shares Outstanding – 100.00%		$257,897,585

†Non income producing security.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2008, the aggregate amount of Rule 144A securities was $2,000,000, which represented 0.78% of the Fund's net assets. See Note 4 in “Notes.”
*Fully or partially on loan.
**See Note 1 in “Notes.”
***See Note 3 in “Notes.”
©Includes $43,378,357 of securities loaned.
≠The rate shown is the effective yield at the time of purchase.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group Equity Funds III - Delaware American Services Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral, which is invested in a collective investment vehicle (Collective Trust), is valued at unit value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading or news events, may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing”).

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments
At September 30, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2008, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$322,521,261
Aggregate unrealized appreciation	$22,515,150
Aggregate unrealized depreciation	(45,186,332)
Net unrealized depreciation	$(22,671,182)

Effective July 1, 2008, the Fund adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets

Level 2 – inputs that are observable, directly or indirectly

Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the above FAS 157 fair value hierarchy levels as of September 30, 2008:

Securities
Level 1	$299,307,846
Level 2	542,233
Level 3	-
Total	$299,850,079

There were no Level 3 securities at the beginning or end of the period.

3. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in a Collective Trust established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor's Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At September 30, 2008, the value of securities on loan was $43,378,357, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the schedule of investments under the caption “Securities Lending Collateral.”

4. Credit and Market Risk
The Fund concentrates its investments in U.S. service and service-related companies across the economic spectrum. The Fund may be more susceptible to a single economic, political or regulatory occurrence affecting companies in these industries than other mutual funds not concentrating their investments in these industries.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of September 30, 2008, no securities have been determined to be illiquid under the Fund’s Liquidity Procedures. Rule 144A securities have been identified on the schedule of investments.

Schedule of Investments (Unaudited)

Delaware Small Cap Growth Fund

September 30, 2008

	Number of
	Shares	Value
Common Stock – 93.92%²
Basic Industry/Capital Goods – 10.63%
†Dycom Industries	10,200	$132,804
Dynamic Materials	8,800	204,248
†Haynes International	4,200	196,686
†Hexcel	14,700	201,243
Lincoln Electric Holdings	3,100	199,361
*†Middleby	3,700	200,947
†Tetra Tech	10,300	247,818
*Titan International	9,325	198,809
		1,581,916
Business Services – 8.64%
†Aecom Technology	8,300	202,852
†AMN Healthcare Services	11,000	193,270
†Cardtronics	21,000	165,060
†Concur Technologies	7,800	298,428
†Emergency Medical Services	9,200	274,896
†RHI Entertainment	10,100	150,490
		1,284,996
Consumer Durables – 1.48%
†LKQ	13,000	220,610
		220,610
Consumer Non-Durables – 8.53%
†Aeropostale	8,000	256,880
†Dick's Sporting Goods	1,900	37,202
†Gymboree	4,100	145,550
*†J. Crew Group	1,400	39,998
*†Lululemon Athletica	9,600	221,088
Penske Auto Group	6,300	72,261
*†Titan Machinery	10,600	220,586
†Tractor Supply	2,100	88,305
†Ulta Salon Cosmetics & Fragrance	8,400	111,552
*†Under Armour Class A	2,400	76,224
		1,269,646
Consumer Services – 1.79%
*†BJ's Restaurants	6,700	79,998
*†Chipotle Mexican Grill Class A	500	27,745
*†Texas Roadhouse Class A	17,700	159,123
		266,866
Energy – 8.88%
†Atwood Oceanics	4,000	145,600
*Carbo Ceramics	5,300	273,533
†Goodrich Petroleum	4,800	209,232
†ION Geophysical	17,500	248,325
†T-3 Energy Services	6,100	226,432
†Willbros Group	8,200	217,300
		1,320,422
Financials – 1.13%
†Amerisafe	9,200	167,440
		167,440

Health Care – 29.28%
†Abraxis BioScience	5,725	394,796
*†Acadia Pharmaceuticals	25,400	68,072
†Affymetrix	16,600	128,484
*†Align Technology	14,000	151,620
*†AMAG Pharmaceuticals	2,200	85,206
†Animal Health International	14,400	118,656
†Biodel	5,500	18,425
†Caraco Pharmaceutical Laboratories	4,200	52,542
†Cardiome Pharma	9,800	74,480
†Celera	14,100	217,845
†Cougar Biotechnology	5,300	176,967
*Healthcare Services Group	14,300	261,547
†Medarex	47,800	309,266
†Omrix Biopharmaceuticals	2,808	50,376
†OSI Pharmaceuticals	8,700	428,823
†Par Pharmaceutical	7,200	88,488
†Regeneron Pharmaceuticals	5,800	126,614
†Sepracor	22,700	415,637
†Syneron Medical	8,900	126,825
†United Therapeutics	7,000	736,189
†Wright Medical Group	7,300	222,212
*†Zymogenetics	15,300	101,898
		4,354,968
Technology – 21.31%
†ANSYS	8,802	333,332
†Ariba	23,500	332,055
†Art Technology Group	40,800	143,616
*†Atheros Communications	11,800	278,244
†Blue Coat Systems	9,900	140,481
*†Cavium Networks	18,400	259,072
*†Data Domain	17,900	398,633
†F5 Networks	9,500	222,110
†Microsemi	13,200	336,336
*†Omniture	13,400	246,024
†Polycom	7,400	171,162
†TriQuint Semiconductor	37,500	179,625
†Vocus	3,800	129,048
		3,169,738
Transportation – 2.25%
†Celadon Group	16,300	186,961
†Old Dominion Freight Line	5,200	147,368
		334,329
Total Common Stock (cost $14,472,156)		13,970,931
	Principal
	Amount
Discount Note – 0.54%
Federal Home Loan Bank 0.10% 10/1/08	$79,487	79,487
Total Discount Note (cost $79,487)		79,487

Repurchase Agreements** – 7.65%
BNP Paribas 0.15%, dated 9/30/08, to be
repurchased on 10/1/08, repurchase price $1,137,520
(collateralized by U.S. Government obligations,
4.875% 8/15/09; with market value $1,160,940)	1,137,515	1,137,515
Total Repurchase Agreements (cost $1,137,515)		1,137,515

Total Value of Securities Before Securities Lending Income – 102.11%
(cost $15,689,158)		15,187,933

	Number of
	Shares
Securities Lending Collateral*** – 14.63%
Investment Companies
Mellon GSL DBT II Collateral Fund	2,176,632	2,176,632
Total Securities Lending Collateral (cost $2,176,632)		2,176,632

Total Value of Securities – 116.74%
(cost $17,865,790)		17,364,565
Obligation to Return Securities Lending Collateral*** – (14.63%)		(2,176,632	)©
Liabilities Net of Receivables and Other Assets (See Notes) – (2.11%)		(313,231)
Net Assets Applicable to 1,924,441 Shares Outstanding – 100.00%		$14,874,702

²Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†Non income producing security.
≠The rate shown is the effective yield at the time of purchase.
*Fully or partially on loan.
**See Note 1 in “Notes.”
***See Note 3 in “Notes.”
©Includes $2,093,368 of securities loaned.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group Equity Funds III – Delaware Small Cap Growth Fund (Fund).

Security Valuation –  Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral, which is invested in a collective investment vehicle (Collective Trust), is valued at unit value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading or news events, may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing”).

Federal Income Taxes –  The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting –  Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements –  The Fund may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates –  The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays dividends from net investment income quarterly and distributions from net realized gains on investments, if any, annually.

2. Investments
At September 30, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2008, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$18,093,559
Aggregated unrealized appreciation	1,479,695
Aggregated unrealized depreciation	(2,208,689)
Net unrealized depreciation	$(728,994)

Effective July 1, 2007, the Fund adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets

Level 2 – inputs that are observable, directly or indirectly

Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the above FAS 157 fair value hierarchy levels as of September 30, 2008:

Securities
Level 1	$17,285,078
Level 2	79,487
Level 3	-
Total	$17,364,565

There were no Level 3 securities at the beginning or end of the period.

3. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in a Collective Trust established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor's Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At September 30, 2008, the value of securities on loan was $2,093,368 for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the schedule of investments under the caption "Securities Lending Collateral".

4. Credit and Market Risk
The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of September 30, 2008, there were no rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

Schedule of Investments (Unaudited)

Delaware Trend Fund

September 30, 2008

	Number of
	Shares	Value
Common Stock – 99.08%²
Basic Industry/Capital Goods – 12.18%
Bucyrus International Class A	150,000	$6,702,000
†Colfax	216,800	3,622,728
*Dynamic Materials	272,200	6,317,762
EnergySolutions	349,800	3,498,000
*†Haynes International	121,700	5,699,211
*†Hexcel	423,700	5,800,453
*†Itron	82,400	7,294,872
*Kaydon	154,600	6,966,276
†Mettler-Toledo International	52,600	5,154,800
*†Middleby	117,200	6,365,132
		57,421,234
Business Services – 7.53%
*†Cardtronics	653,500	5,136,510
*†Concur Technologies	251,200	9,610,912
†Emergency Medical Services Class A	284,000	8,485,920
*†Geo Group	359,200	7,259,432
†RHI Entertainment	336,300	5,010,870
		35,503,644
Consumer Non-Durables – 8.53%
†Aeropostale	255,600	8,207,316
*†Dick's Sporting Goods	60,200	1,178,716
*†Gymboree	129,200	4,586,600
*†J. Crew Group	44,000	1,257,080
*†Lululemon Athletica	302,400	6,964,272
*Penske Auto Group	206,400	2,367,408
*†Titan Machinery	335,400	6,979,674
†Tractor Supply	64,200	2,699,610
†Ulta Salon Cosmetics & Fragrance	267,900	3,557,712
*†Under Armour Class A	75,500	2,397,880
		40,196,268
Consumer Services – 3.05%
†BJ's Restaurants	212,500	2,537,250
*†Cenveo	639,100	4,914,679
*†Chipotle Mexican Grill Class A	15,500	860,095
*†Texas Roadhouse Class A	452,100	4,064,379
*†Wynn Resorts	24,700	2,016,508
		14,392,911
Energy – 9.05%
†Atwood Oceanics	127,300	4,633,720
*Carbo Ceramics	171,200	8,835,632
†Core Laboratories	84,200	8,531,144
*†ION Geophysical	522,000	7,407,180
†North American Energy Partners	364,900	3,784,013
†Parallel Petroleum	355,300	3,346,926
†T-3 Energy Services	101,700	3,775,104
†Tesco	111,200	2,328,528
		42,642,247
Financials – 3.57%
Hanover Insurance Group	142,300	6,477,496
†Investment Technology Group	156,100	4,750,123
Waddell & Reed Financial Class A	225,900	5,591,025
		16,818,644

Health Care – 27.15%
†Abraxis BioScience	187,124	12,904,071
*†Acadia Pharmaceuticals	808,164	2,165,880
†Affymetrix	523,900	4,054,986
*†Align Technology	426,000	4,613,580
*†AMAG Pharmaceuticals	70,100	2,714,973
*†Biodel	176,800	592,280
†Caraco Pharmaceutical Laboratories	148,758	1,860,963
†Cardiome Pharma	325,300	2,472,280
†Celera	193,000	2,981,850
*†Cepheid	144,200	1,994,286
*†Cougar Biotechnology	177,900	5,940,081
*†Medarex	1,539,100	9,957,977
†Omrix Biopharmaceuticals	76,600	1,374,204
*†OSI Pharmaceuticals	276,500	13,628,684
†Par Pharmaceutical	237,900	2,923,791
Perrigo	102,100	3,926,766
*†Regeneron Pharmaceuticals	176,500	3,852,995
*†Sepracor	721,200	13,205,172
†Syneron Medical	284,300	4,051,275
*†United Therapeutics	214,600	22,569,481
*†Wright Medical Group	230,800	7,025,552
*†Zymogenetics	479,200	3,191,472
		128,002,599
Technology – 24.70%
†ANSYS	278,964	10,564,367
*†Ariba	731,500	10,336,095
*†Art Technology Group	1,303,700	4,589,024
*†Atheros Communications	364,500	8,594,910
†Blue Coat Systems	312,400	4,432,956
*†Cavium Networks	586,900	8,263,552
*†Data Domain	560,100	12,473,427
†F5 Networks	345,700	8,082,466
*†Microsemi	402,100	10,245,508
*†Omniture	431,400	7,920,504
†Polycom	226,700	5,243,571
†salesforce.com	84,100	4,070,440
†Solera Holdings	395,300	11,353,016
†TriQuint Semiconductor	1,196,600	5,731,714
†Vocus	133,400	4,530,264
		116,431,814
Transportation – 3.32%
*Hunt (J.B.) Transport Services	325,400	10,858,598
*Knight Transportation	283,000	4,802,510
		15,661,108
Total Common Stock (cost $470,142,358)		467,070,469
	Principal
	Amount
≠Discount Note – 0.14%
Federal Home Loan Bank 0.10% 10/1/08	$671,815	671,815
Total Discount Note (cost $671,815)		671,815

Repurchase Agreements** – 2.04%
BNP Paribas 0.15%, dated 9/30/08, to be
repurchased on 10/1/08, repurchase price $9,614,240
(collateralized by U.S. Government obligations,
4.875% 8/15/09; with market value $9,812,187)	9,614,200	9,614,200
Total Repurchase Agreements (cost $9,614,200)		9,614,200

Total Value of Securities Before Securities Lending Income – 101.26%
(cost $480,428,373)		477,356,484

	Number of
	Shares
Securities Lending Collateral*** – 18.52%
Investment Companies
Mellon GSL DBT II Collateral Fund	87,322,615	87,322,615
Total Securities Lending Collateral (cost $87,322,615)		87,322,615

Total Value of Securities – 119.78%
(cost $567,750,988)		564,679,099 ©
Obligation to Return Securities Lending Collateral*** – (18.52%)		(87,322,615)
Liabilities Net of Receivables and Other Assets (See Notes) – (1.26%)		(5,941,234)
Net Assets Applicable to 36,332,788 Shares Outstanding – 100.00%		$471,415,250

²Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
*Fully or partially on loan.
**See Note 1 in “Notes.”
***See Note 3 in “Notes.”
≠The rate shown is the effective yield at the time of purchase.
†Non income producing security.
©Includes $85,223,701 of securities loaned.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group Equity Funds III – Delaware Trend Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral, which is invested in a collective investment vehicle (Collective Trust), is valued at unit value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading or news events, may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing”).

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting  – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays dividends from net investment income quarterly and distributions from net realized gains on investments, if any, annually.

2. Investments
At September 30, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2008, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$575,663,139
Aggregate unrealized appreciation	64,830,400
Aggregate unrealized depreciation	(75,814,440)
Net unrealized depreciation	$(10,984,040)

Effective July 1, 2007, the Fund adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets

Level 2 – inputs that are observable, directly or indirectly

Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the above FAS 157 fair value hierarchy levels as of September 30, 2008:

Securities
Level 1	$564,007,284
Level 2	671,815
Level 3	-
Total	$564,679,099

There were no Level 3 securities at the beginning or end of the period.

3. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in a Collective Trust established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor's Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At September 30, 2008, the value of securities on loan was $85,223,701, for which the Fund received collateral, comprised of non-cash collateral valued at $1,292,600, and cash collateral of $87,322,615. Investments purchased with cash collateral are presented on the schedule of investments under the caption “Securities Lending Collateral.”

4. Credit and Market Risk
The Fund invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- and mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of September 30, 2008, there were no rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: